Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the applicable provisions of the Plan and ERISA. In the event that the Plan is terminated, participants would become 100% vested in their accounts.